N-2 - shares	Dec. 30, 2025	Nov. 25, 2025
Cover [Abstract]
Entity Central Index Key	0001287498
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Short Duration Diversified Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Shareholders as of the close of business on the record date of November 25, 2025 are entitled to attend and vote at the Annual Meeting. All properly executed proxies received prior to the Annual Meeting will be voted at the Annual Meeting. Each proxy will be voted in accordance with its instructions; if no instruction is given, an executed proxy will authorize the persons named on the respective proxy card enclosed as proxies, or any of them, to vote FOR the election of each Trustee. An executed proxy delivered to a Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Fund’s Secretary, by executing and delivering a later dated proxy, or by attending the Annual Meeting and voting the shares at the Annual Meeting. Merely attending the Annual Meeting will not revoke a previously executed proxy. If you hold Fund shares through an intermediary (such as a broker, bank, adviser or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

If you are a record holder of Fund shares and plan to attend the Annual Meeting, you must show a valid photo identification (such as a driver’s license) to gain admission to the Annual Meeting. Please call 1-800-262-1122 for information on how to obtain directions to be able to attend and vote at the Annual Meeting.

If you hold Fund shares through an intermediary and plan to attend and vote at the Annual Meeting, you will be required to show a valid photo identification and your authority to vote your shares (referred to as a “legal proxy”) to gain admission to the Annual Meeting. As described above, you must contact your intermediary to obtain a legal proxy for your shares.

PROPOSAL 1. ELECTION OF TRUSTEES

Each Fund’s Agreement and Declaration of Trust provides that a majority of the Trustees shall fix the number of the entire Board and that such number shall be at least two and no greater than fifteen. Each Board has fixed the number of

Trustees at nine. Under the terms of each Fund’s Agreement and Declaration of Trust, each Board is divided into three classes, each class having a term of three years to expire on the date of the third Annual Meeting following its election.

Proxies will be voted for the election of the following nominees:
a.	For Short Duration Fund, three Class III Trustees, Valerie A. Mosley, Marcus L. Smith and Nancy Wiser Stefani, to be elected by shareholders of the Fund; and
b.	For Tax-Advantaged Fund, three Class I Trustees, Cynthia E. Frost, Valerie A. Mosley and Scott E. Wennerholm, to be elected by shareholders of the Fund.

The Board of Trustees recommends that shareholders vote FOR the election of the Trustee nominees of each Fund.

Each nominee is currently serving as a Trustee of his or her respective Fund and has consented to continue to so serve. In the event that a nominee is unable to serve for any reason (which is not now expected) when the election occurs, the accompanying proxy will be voted for such other person or persons as the Board of Trustees may recommend. Election of Trustees is non-cumulative. Shareholders do not have appraisal rights in connection with the proposal in this proxy statement.

Each nominee shall be elected by the affirmative vote of a plurality of the shares of the Fund entitled to vote. Proxies cannot be voted for a greater number of persons than the number of nominees named. No nominee is a party adverse to his or her respective Fund or any of its affiliates in any material pending legal proceeding, nor does any nominee have an interest materially adverse to such Fund.

Outstanding Securities [Table Text Block]
Fund	No. of Common Shares Outstanding on November 25, 2025
Short Duration Fund	13,456,906
Tax-Advantaged Fund	16,388,138

Common Shares Short Duration Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Short Duration Fund
Outstanding Security, Authorized [Shares]		13,456,906
Common Shares Tax-Advantaged Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Tax-Advantaged Fund
Outstanding Security, Authorized [Shares]		16,388,138